Other operating results net (Tables)	12 Months Ended
Jun. 30, 2024
Other operating results net
Schedule of other operating results net
	06.30.2024	06.30.2023	06.30.2022
Gain / (loss) from commodity derivative financial instruments	11,140	3,379	(18,890)
(Loss) / gain from sale of property, plant and equipment	(1,822)	(2,505)	65
Realization of currency translation adjustment (i)	-	1,588	-
Loss from sale of joint ventures	(1,365)	-	-
Donations	(874)	(1,403)	(1,277)
Lawsuits and other contingencies	(8,015)	(28,848)	(2,648)
Interest and allowances generated by operating assets	20,295	(5,470)	11,448
Administration fees	445	433	314
Others	1,570	(292)	4,857
Total other operating results, net	21,374	(33,118)	(6,131)